UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07398

Invesco Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28
Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Pennsylvania Value Municipal Income Trust

NYSE: VPV

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

12	Financial Statements

15	Notes to Financial Statements

21	Financial Highlights

22	Approval of Investment Advisory and Sub-Advisory Contracts

24	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Pennsylvania Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Trust at NAV	5.21%
Trust at Market Value	4.38
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.88
Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average∎ (Peer Group)	4.52

Market Price Discount to NAV as of 8/31/17	-11.84

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index is a subset of the broad S&P Municipal Bond Index. This index of market value weighted investment grade US municipal bonds seeks to measure the performance of Pennsylvania-issued US municipals whose maturities are equal to or greater than five years.

    The Lipper Closed-End Pennsylvania Municipal Debt Funds Classification Average is an average of the closed-end funds that limit assets to those securities that are exempt from taxation in Pennsylvania.

     The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Pennsylvania Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Pennsylvania Value Municipal Income Trust

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–166.88%(a)
Pennsylvania–158.95%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/2035	$3,000	$3,219,000
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 2008, University RB(b)(c)	5.00%	03/01/2018	1,165	1,189,686
Series 2011 A, University RB(b)(c)	5.50%	03/01/2021	1,600	1,847,664
Series 2013 A, University RB	5.00%	03/01/2033	1,600	1,770,544
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB(b)(c)	6.00%	10/15/2018	1,000	1,058,300
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/2039	2,750	2,957,817
Allegheny (County of) Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, Charter School RB	6.38%	08/15/2035	1,215	1,307,826
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.13%	09/01/2031	455	455,359
Allegheny (County of) Sanitary Authority; Series 2015, Ref. RB(d)	5.00%	12/01/2045	7,880	8,937,654
Allentown Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Tax RB(e)	5.00%	05/01/2022	1,175	1,300,314
Beaver (County of) Industrial Development Authority (FirstEnergy Generation);
Series 2006 A, Ref. PCR(b)	3.50%	06/01/2020	1,000	489,880
Series 2008 B, Ref. PCR(b)	4.25%	04/01/2021	1,955	1,924,326
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR(b)	2.70%	04/02/2018	770	377,208
Beaver (County of); Series 2009, Unlimited Tax GO Notes(b)(c)	5.55%	11/15/2017	240	242,393
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB(f)	6.13%	11/01/2034	1,255	1,278,456
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,801,000
Bethlehem (City of);
Series 2014, Gtd. Ref. Water RB(INS–BAM)(g)	5.00%	11/15/2030	1,575	1,786,286
Series 2014, Gtd. Ref. Water RB(INS–BAM)(g)	5.00%	11/15/2031	1,575	1,782,459
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds(b)(c)	5.25%	01/15/2020	3,000	3,303,240
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/2041	3,600	4,045,644
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(b)(c)	6.25%	11/15/2021	1,670	2,023,255
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,109,930
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,007,100
Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,239,808
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/2045	2,425	2,573,871
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,193,900
Coatesville School District; Series 2010, Limited Tax GO Bonds (INS–AGM)(g)	5.00%	08/15/2030	2,650	2,935,829
Commonwealth Financing Authority; Series 2010 B, RB	5.00%	06/01/2023	1,775	1,944,353
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/2030	1,600	1,672,320
Series 2010, RB	6.00%	01/01/2040	2,885	3,003,660
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/2039	1,850	1,959,372
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,143,733
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/2035	2,000	2,054,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco  Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Daniel Boone Area School District;
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	$635	$660,425
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	445	462,818
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	860	894,606
Series 2008, Limited Tax GO Notes(b)(c)	5.00%	08/15/2018	60	62,414
Dauphin (County of) General Authority (Pinnacle Health System);
Series 2009, Health System RB	5.75%	06/01/2020	2,220	2,398,732
Series 2009, Ref. Health System RB(b)(c)	5.75%	06/01/2019	3,255	3,530,015
Series 2016 A, Ref. Health System RB	5.00%	06/01/2035	1,145	1,303,960
Deer Lakes School District; Series 2009, Limited Tax GO Bonds(b)(c)	5.38%	04/01/2019	1,000	1,071,170
Delaware (County of) Authority (Elwyn);
Series 2010, RB	5.00%	06/01/2019	1,875	1,880,475
Series 2010, RB	5.00%	06/01/2023	975	977,028
Series 2010, RB	5.00%	06/01/2024	1,755	1,758,387
Series 2010, RB	5.00%	06/01/2025	750	751,305
Delaware (County of) Authority (Haverford College); Series 2017 A, Ref. RB	5.00%	10/01/2042	2,345	2,720,341
Delaware (County of) Authority (Neumann College); Series 2008, College RB(b)(c)	6.25%	10/01/2018	325	344,045
Delaware (County of) Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	888,973
Delaware (County of) Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,588,498
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,413,293
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,424,599
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2040	2,000	2,162,280
Series 2013, RB	5.00%	01/01/2031	1,000	1,170,460
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	2,500	3,230,850
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS–AGM)(g)	5.00%	07/01/2024	3,025	3,497,021
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	750	803,138
Series 2013, RB	5.00%	07/01/2045	2,020	2,142,392
Series 2014, RB	5.00%	07/01/2039	750	801,818
East Hempfield (Township of) Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	906,802
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,103,870
Erie (City of) Higher Education Building Authority (Mercyhurst College); Series 2008, College RB(b)(c)	5.50%	09/15/2018	1,000	1,047,750
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(h)(i)	0.78%	06/01/2037	865	865,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,980	3,237,561
Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. Hospital RB	5.00%	07/01/2040	3,730	3,842,534
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, Health System RB	5.13%	06/01/2041	1,500	1,628,835
Series 2017 A-1, Ref. Health System RB(d)	5.00%	02/15/2045	7,810	9,004,149
Lancaster (County of) Higher Education Authority (Franklin & Marshall College); Series 2008, RB(b)(c)	5.00%	04/15/2018	3,430	3,520,483
Lancaster (County of) Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	772,149
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,657,545
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB(b)(c)	5.00%	01/01/2022	2,000	2,323,620
Lancaster (County of) Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. Health Center RB	5.00%	07/01/2045	3,800	4,066,380
Lancaster (County of) Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	889,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco  Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of) Hospital Authority (University of Pennsylvania); Series 2016 A, Ref. Health System RB	5.00%	08/15/2042	$1,965	$2,264,938
Lancaster (County of) Solid Waste Management Authority; Series 2013 A, Solid Waste Disposal System RB	5.25%	12/15/2030	1,000	1,151,050
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(h)(i)	0.79%	10/15/2025	1,455	1,455,000
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,768,143
Lehigh (County of) General Purpose Authority (Lehigh Valley Health); Series 2005 B, Hospital RB(b)(c)	5.00%	07/01/2018	1,000	1,044,220
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,694,167
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/2039	3,750	4,050,562
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/2031	3,600	3,985,272
Montgomery (County of) Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,652,764
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,656,008
Series 2012, Ref. RB	5.00%	11/15/2028	500	550,685
Montgomery (County of) Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. Health System RB	5.25%	01/15/2045	3,150	3,399,102
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/2030	3,905	4,476,418
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB(b)(c)	7.00%	02/01/2018	1,500	1,538,445
Northampton (County of) General Purpose Authority (LaFayette College); Series 2017, Ref. Hospital Facilities RB(d)	5.00%	11/01/2047	5,865	6,852,431
Northampton (County of) General Purpose Authority (Lehigh University);
Series 2009, Higher Education RB(b)(c)	5.00%	05/15/2019	2,000	2,140,580
Series 2009, Higher Education RB(b)(c)	5.50%	05/15/2019	4,000	4,314,960
Northampton (County of) General Purpose Authority (St. Luke’s Hospital); Series 2008 A, Hospital RB(b)(c)	5.50%	08/15/2018	2,000	2,089,340
Northampton (County of) General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. Hospital RB	5.00%	08/15/2036	1,170	1,321,176
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	762,999
Series 2012, RB	5.00%	07/01/2036	1,000	1,031,080
Pennsylvania (Commonwealth of); First Series 2013, Unlimited Tax GO Bonds(d)	5.00%	04/01/2028	15,000	17,436,900
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/2034	1,750	1,936,690
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB(f)	5.00%	11/01/2041	3,830	4,201,625
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. Water Facility RB(f)	5.00%	12/01/2034	2,000	2,146,000
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, Jr. Parking System RB	6.00%	07/01/2053	3,280	3,899,658
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. Exempt Facilities RB(f)	5.50%	11/01/2044	2,365	2,545,095
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(f)	5.00%	12/31/2034	4,400	5,001,436
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility);
Series 2009, Sewage Sludge Disposal RB	5.50%	01/01/2018	1,000	1,006,250
Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/2032	2,000	2,123,020
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,672,374
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,146,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco  Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB(b)(c)	5.88%	07/01/2018	$2,750	$2,866,600
Series 2010, RB(b)(c)	6.00%	07/01/2020	1,000	1,138,110
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,543,635
Pennsylvania (State of) Higher Educational Facilities Authority (Philadelphia University); Series 2013, Ref. RB(d)	5.00%	06/01/2027	7,800	8,723,988
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB	5.00%	10/01/2035	2,150	2,271,239
Series 2012, RB	5.00%	10/01/2044	1,000	1,049,310
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,486,400
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,604,643
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,698,151
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2010, RB(b)(c)	5.00%	03/01/2020	1,000	1,099,910
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,551,867
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/2042	2,320	2,406,629
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB(d)	5.00%	06/15/2021	12,135	13,031,291
Pennsylvania (State of) Turnpike Commission;
Series 2008 A-1, RB(b)(c)(d)	5.00%	06/01/2018	12,995	13,405,512
Series 2009 C, Sub. RB(INS–AGM)(g)	6.25%	06/01/2033	5,840	7,594,044
Series 2009 E, Sub. Conv. CAB RB(j)	6.38%	12/01/2038	720	899,309
Series 2010 A-1, Motor License Fund Special RB	5.00%	12/01/2038	1,000	1,074,380
Series 2011 B, Sub. Motor License Fund Special RB(d)	5.00%	12/01/2041	11,000	12,238,050
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,733,205
Series 2017 A, Sub. RB(d)	5.50%	12/01/2042	10,000	11,925,600
Subseries 2010 A-2, Motor License Fund Special RB	5.50%	12/01/2034	1,695	1,895,959
Subseries 2010 A-2, Sub. Motor License Fund Special RB(b)(c)	5.50%	12/01/2020	370	423,768
Subseries 2010 B-2, Motor License Fund Special RB(b)(c)	5.00%	12/01/2020	695	784,898
Subseries 2010 B-2, Sub. RB	5.13%	12/01/2035	1,500	1,644,660
Subseries 2010 B-2, Sub. Special Turnpike RB(b)(c)	5.00%	12/01/2020	375	423,120
Subseries 2010 B-2, Sub. Special Turnpike RB	5.00%	12/01/2030	805	879,181
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	3,000	3,484,170
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,525	4,141,241
Philadelphia (City of) (1998 General Ordinance); Fifteenth Series 2017, Ref. Gas Works RB	5.00%	08/01/2047	2,250	2,587,635
Philadelphia (City of) Authority for Industrial Development (The Children’s Hospital of Philadelphia); Series 2014 A, Hospital RB(d)	5.00%	07/01/2042	6,000	6,944,820
Philadelphia (City of) Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2042	1,000	1,050,680
Series 2017, Ref. Sr. Living Facilities RB	5.00%	07/01/2049	3,000	3,125,220
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,239,940
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB(b)(c)	5.00%	05/15/2020	4,995	5,524,820
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/2043	1,915	2,017,127
Philadelphia (City of) Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	450	467,235
Series 2012, RB	6.25%	04/01/2037	500	523,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco  Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of) Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	$3,125	$3,616,969
Philadelphia (City of) Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.38%	11/15/2040	1,000	1,057,910
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/2037	2,815	2,818,828
Philadelphia (City of) Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,406,303
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB(b)(c)	6.00%	08/01/2020	1,660	1,898,409
Philadelphia (City of) Industrial Development Authority (Mast I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,547,655
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/2041	1,250	1,419,588
Philadelphia (City of) Industrial Development Authority (Performing Arts Charter School); Series 2013, RB(e)	6.50%	06/15/2033	3,055	3,268,606
Philadelphia (City of) Parking Authority; Series 1999 A, RB (INS–AMBAC)(g)	5.25%	02/15/2029	1,645	1,650,938
Philadelphia (City of);
Ninth Series 2010, Gas Works RB(b)(c)	5.00%	08/01/2020	1,500	1,675,170
Ninth Series 2010, Gas Works RB(b)(c)	5.25%	08/01/2020	1,400	1,571,822
Ninth Series 2010, Gas Works RB	5.25%	08/01/2040	2,210	2,424,458
Series 2007 A, Airport RB(INS–AGM)(f)(g)	5.00%	06/15/2037	3,000	3,009,090
Series 2008 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.25%	12/15/2018	3,500	3,699,815
Series 2009 A, Ref. Unlimited Tax GO Bonds(b)(c)	5.50%	08/01/2019	160	173,990
Series 2009 A, Ref. Unlimited Tax GO Bonds(INS–AGC)(g)	5.50%	08/01/2024	1,340	1,454,691
Series 2009 A, Water & Wastewater RB(b)(c)	5.25%	01/01/2019	1,500	1,588,125
Series 2010 C, Water & Wastewater RB(b)(c)	5.00%	08/01/2020	2,135	2,381,721
Series 2010 C, Water & Wastewater RB(INS–AGM)(g)	5.00%	08/01/2035	615	671,795
Series 2011, Unlimited Tax GO Bonds(b)(c)	6.00%	08/01/2020	2,000	2,288,480
Series 2014 A, Ref. Unlimited Tax GO Bonds	5.25%	07/15/2034	1,000	1,145,180
Series 2017, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2041	3,120	3,565,411
Series 2017 A, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2036	2,550	2,932,653
Series 2017 A, Water & Wastewater RB(d)	5.25%	10/01/2052	7,405	8,767,076
Twelfth Series 1990 B, Gas Works RB(c)	7.00%	05/15/2020	1,220	1,339,816
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. City Agreement RB	5.00%	12/01/2031	3,160	3,626,384
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,231,124
Philadelphia School District;
Series 2007 A, Ref. Unlimited Tax GO Bonds(INS–NATL)(g)	5.00%	06/01/2025	1,965	2,268,946
Series 2008 E, Limited Tax GO Bonds(b)(c)	5.13%	09/01/2018	2,050	2,137,494
Series 2008 E, Limited Tax GO Bonds(INS–BHAC)(g)	5.13%	09/01/2023	450	468,869
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(g)	5.00%	02/01/2031	3,235	3,539,737
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority; Series 2010, Ref. Hotel Room Excise Tax RB (INS–AGM)(g)	5.00%	02/01/2035	1,000	1,090,560
Pittsburgh (City of) Water & Sewer Authority;
Series 2008 D1, First Lien RB(INS–AGM)(g)	5.00%	09/01/2024	2,000	2,081,580
Series 2008 D1, First Lien RB(INS–AGM)(g)	5.00%	09/01/2025	3,000	3,121,770
Series 2013 A, Ref. First Lien RB	5.00%	09/01/2031	1,250	1,441,925
Southcentral (Region of) General Authority (Wellspan Health Obligated Group); Series 2014, Ref. RB(d)	5.00%	06/01/2044	11,820	13,147,386
Southeastern Pennsylvania Transportation Authority; Series 2011, Capital Grant Receipts RB	5.00%	06/01/2029	2,480	2,794,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco  Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
State Public School Building Authority (Harrisburg School District);
Series 2009, RB(b)(c)	5.00%	05/15/2019	$420	$449,450
Series 2009, RB(b)(c)	5.00%	05/15/2019	415	443,950
Series 2009, RB(b)(c)	5.00%	05/15/2019	1,665	1,781,150
Series 2016 A, Ref. RB(INS–AGM)(g)	5.00%	12/01/2030	3,745	4,457,262
State Public School Building Authority (Philadelphia School District); Series 2012, Lease RB	5.00%	04/01/2032	1,500	1,610,910
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB(f)	5.00%	01/01/2027	4,415	4,756,721
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/2041	3,000	3,428,310
University of Pittsburgh — of the Commonwealth System of Higher Education (University Capital);
Series 2000 B, Ref. RB(b)(c)(d)	5.25%	09/15/2019	10,000	10,883,100
Series 2005 A, RB(b)(c)(d)(k)	5.25%	09/15/2019	10,000	10,883,100
Washington (County of) Industrial Development Authority (Washington Jefferson College);
Series 2010, College RB	5.00%	11/01/2036	1,700	1,842,222
Series 2010, College RB	5.25%	11/01/2030	1,500	1,633,440
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB	5.45%	07/01/2035	435	435,104
West Mifflin Area School District;
Series 2009, Limited Tax GO Bonds(b)(c)	5.13%	10/01/2018	1,500	1,570,335
Series 2009, Limited Tax GO Bonds(b)(c)	5.50%	10/01/2018	500	525,460
West Shore Area Authority (Massiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,619,835
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(h)(i)	0.78%	07/01/2027	2,600	2,600,000
Westmoreland (County of) Municipal Authority;
Series 2013, RB	5.00%	08/15/2031	2,250	2,560,770
Series 2013, RB	5.00%	08/15/2037	2,000	2,242,120
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/2040	2,650	2,902,651
				537,507,480

Guam–5.36%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB(b)(c)	5.63%	12/01/2019	1,250	1,381,187
Series 2009 A, Limited Obligation RB(b)(c)	5.75%	12/01/2019	1,065	1,179,732
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2031	1,160	1,322,992
Series 2016 A, Ref. Limited Obligation RB	5.00%	12/01/2046	1,250	1,376,238
Guam (Territory of) International Airport Authority;
Series 2013 C, General RB(f)	6.25%	10/01/2034	1,500	1,699,095
Series 2013 C, General RB(INS–AGM)(f)(g)	6.00%	10/01/2034	1,550	1,821,839
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/2040	1,285	1,359,838
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,700	1,808,800
Guam (Territory of) Waterworks Authority;
Series 2010, Water & Wastewater System RB	5.63%	07/01/2040	3,000	3,201,300
Series 2014 A, Ref. Water & Wastewater System RB	5.00%	07/01/2029	1,055	1,168,993
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	1,700	1,810,126
				18,130,140

Virgin Islands–1.70%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	970	1,003,795
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	2,040	1,593,995
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	810	667,270
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(e)	5.00%	09/01/2030	2,230	2,499,072
				5,764,132

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco  Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–0.87%
Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(l)	0.00%	05/15/2050	$15,000	$1,699,800
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS–NATL)(g)(l)	0.00%	08/01/2044	5,600	1,230,768
				2,930,568
TOTAL INVESTMENTS IN SECURITIES(m)–166.88% (Cost $530,556,204)				564,332,320
FLOATING RATE NOTE OBLIGATIONS–(27.62)%
Notes with interest and fee rates ranging from 1.31% to 1.41% at 08/31/2017 and contractual maturities of collateral ranging from 06/15/2021 to 10/01/2052 (See Note 1J)(n)				(93,405,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.69)%				(137,579,244)
OTHER ASSETS LESS LIABILITIES–1.43%				4,825,076
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$338,173,152

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer

Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $7,067,992, which represented 2.09% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Zero coupon bond issued at a discount.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.0%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Trust’s investments with a value of $152,181,057 are held by TOB Trusts and serve as collateral for the $93,405,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	74.2%
Pre-refunded Bonds	19.2
General Obligation Bonds	5.7
Other	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco  Pennsylvania Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $530,556,204)	$564,332,320
Receivable for:
Investments sold	75,000
Interest	6,196,964
Investment for trustee deferred compensation and retirement plans	4,924
Other assets	3,522
Total assets	570,612,730

Liabilities:
Floating rate note obligations	93,405,000
Variable rate muni term preferred shares ($0.01 par value, 1,376 shares issued with liquidation preference of $100,000 per share)	137,579,244
Other investments:
Payable for:
Investments purchased	527,266
Dividends	53,426
Amount due custodian	568,034
Accrued fees to affiliates	1,138
Accrued interest expense	208,360
Accrued trustees’ and officers’ fees and benefits	3,565
Accrued other operating expenses	88,621
Trustee deferred compensation and retirement plans	4,924
Total liabilities	232,439,578
Net assets applicable to common shares	$338,173,152

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$319,951,715
Undistributed net investment income	1,332,760
Undistributed net realized gain (loss)	(16,887,439)
Net unrealized appreciation	33,776,116
$338,173,152

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	23,829,544
Net asset value per common share	$14.19
Market value per common share	$12.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco  Pennsylvania Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$11,869,390

Expenses:
Advisory fees	1,531,948
Administrative services fees	40,954
Custodian fees	5,094
Interest, facilities and maintenance fees	2,034,175
Transfer agent fees	28,993
Trustees’ and officers’ fees and benefits	13,313
Registration and filing fees	12,500
Reports to shareholders	9,189
Professional services fees	47,100
Taxes	23,055
Other	22,300
Total expenses	3,768,621
Net investment income	8,100,769

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(249,417)
Change in net unrealized appreciation of investment securities	8,095,638
Net realized and unrealized gain	7,846,221
Net increase in net assets from operations applicable to common shares	$15,946,990

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco  Pennsylvania Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$8,100,769	$16,579,247
Net realized gain (loss)	(249,417)	(1,659,176)
Change in net unrealized appreciation (depreciation)	8,095,638	(14,403,600)
Net increase in net assets resulting from operations	15,946,990	516,471
Distributions to shareholders from net investment income	(7,449,116)	(16,718,808)
Net increase (decrease) in net assets applicable to common shares	8,497,874	(16,202,337)

Net assets applicable to common shares:
Beginning of period	329,675,278	345,877,615
End of period (includes undistributed net investment income of $1,332,760 and $681,107, respectively)	$338,173,152	$329,675,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco  Pennsylvania Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$15,946,990

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(55,268,777)
Purchases of short-term investments, net	(2,346,000)
Proceeds from sales of investments	34,454,583
Amortization of premium	1,409,082
Accretion of discount	(172,913)
Increase in receivables and other assets	(890)
Increase in accrued expenses and other payables	34,846
Net realized loss from investment securities	249,417
Net change in unrealized appreciation on investment securities	(8,095,638)
Net cash provided by (used in) operating activities	(13,789,300)

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(7,449,066)
Decrease in payable for amount due custodian	(3,076,634)
Increase in VMTP Shares, at liquidation value	7,500,000
Proceeds from TOB Trusts	16,815,000
Net cash provided by financing activities	13,789,300
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,995,019

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pennsylvania Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in Pennsylvania municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on

15                         Invesco  Pennsylvania Value Municipal Income Trust

transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

16                         Invesco  Pennsylvania Value Municipal Income Trust

J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

17                         Invesco  Pennsylvania Value Municipal Income Trust

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Trust engaged in securities purchases of $32,787,217 and securities sales of $29,822,223, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $85,920,000 and 1.72%, respectively.

18                         Invesco  Pennsylvania Value Municipal Income Trust

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2019	$789,219	$—	$789,219
Not subject to expiration	4,455,076	11,199,191	15,654,267
	$5,244,295	$11,199,191	$16,443,486

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $56,274,027 and $31,529,583, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$37,258,286
Aggregate unrealized (depreciation) of investments	(3,342,914)
Net unrealized appreciation of investments	$33,915,372

Cost of investments for tax purposes is $530,416,948.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	23,829,544	23,829,544
Shares issued through dividend reinvestment	—	—
Ending shares	23,829,544	28,829,544

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 10, 2012, the Trust issued 1,301 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 10, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust issued and additional 75 Series 2015/6-VPV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. The Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

19                         Invesco  Pennsylvania Value Municipal Income Trust

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2017, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2017 were $133,850,000 1.81%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. At period end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.0521	September 13, 2017	September 29, 2017
October 2, 2017	$0.0521	October 13, 2017	October 31, 2017

20                         Invesco  Pennsylvania Value Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,	Years ended February 28,
	2017		2017	2016	2015	2014	2013
Net asset value per common share, beginning of period	$13.83		$14.51	$14.61	$13.83	$15.52	$14.99
Net investment income(a)	0.34		0.69	0.81	0.78	0.81	0.82
Net gains (losses) on securities (both realized and unrealized)	0.33		(0.67)	(0.13)	0.88	(1.60)	0.61
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	N/A	(0.00)
Total from investment operations	0.67		0.02	0.68	1.66	(0.79)	1.43
Less dividends paid to common shareholders from net investment income	(0.31)		(0.70)	(0.78)	(0.88)	(0.90)	(0.90)
Net asset value per common share, end of period	$14.19		$13.83	$14.51	$14.61	$13.83	$15.52
Market value per common share, end of period	$12.51		$12.29	$13.10	$13.32	$13.00	$15.40
Total return at net asset value(b)	5.21%		0.46%	5.64%	12.73%	(4.51)%	9.78%
Total return at market value(c)	4.38%		(1.12)%	4.61%	9.33%	(9.54)%	10.56%
Net assets applicable to common shares, end of period (000’s omitted)	$338,173		$329,675	$345,878	$348,127	$329,650	$369,801
Portfolio turnover rate(d)	6%		17%	8%	12%	14%	11%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.26	%(e)	1.81%	1.50%	1.61%	1.61%	1.59%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.04	%(e)	0.95%	0.97%	1.00%	0.98%	1.02%
Without fee waivers and/or expense reimbursements	2.26	%(e)	1.81%	1.50%	1.61%	1.61%	1.59%
Ratio of net investment income before preferred share dividends	4.84	%(e)	4.82%	5.61%	5.42%	5.77%	5.37%
Preferred share dividends	N/A		N/A	N/A	N/A	N/A	0.02%
Ratio of net investment income after preferred share dividends	4.84	%(e)	4.82%	5.61%	5.42%	5.77%	5.35%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$137,600		$130,100	$130,100	$130,100	$130,100	$130,100
Asset coverage per preferred share(f)	$345,765		$353,401	$365,855	$367,584	$353,382	$384,244
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $331,479.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A =Not Applicable

21                         Invesco  Pennsylvania Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Pennsylvania Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016. The Board noted that there were only four other funds in the in the performance universe. The Board also noted that the performance of the Fund was at the median of funds in its performance universe for the one and five year periods and below the median for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what

22                         Invesco  Pennsylvania Value Municipal Income Trust

is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was above the rate of one open-end mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

23                         Invesco  Pennsylvania Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Pennsylvania Value Municipal Income Trust (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Teresa M. Ressel	17,402,084	2,086,572
	Larry Soll	17,289,740	2,198,916
	Philip A. Taylor	17,379,227	2,109,429
	Christopher L. Wilson	17,397,978	2,090,678
(2).	David C. Arch	1,376	0

24                         Invesco  Pennsylvania Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07398	VK-CE-PAVMI-SAR-1	10182017 0826

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Pennsylvania Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer
Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris Principal Executive Officer
Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos Principal Financial Officer
Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.